Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Operating expenses:
Research and development	$ 1,275,948	$ 1,666,902	$ 3,954,848	$ 1,983,372	$ 2,942,625	$ 1,293,498
General and administrative	1,426,056	883,009	4,637,370	3,003,980	3,974,850	5,925,335
Total operating expenses	2,702,004	2,549,911	8,592,218	4,987,352	6,917,475	7,218,833
Loss from operations	(2,702,004)	(2,549,911)	(8,592,218)	(4,987,352)	(6,917,475)	(7,218,833)
Other income (expenses):
Change in fair value of derivative liabilities		(254,862)	(54,634)	80,542	(708,901)	716,650
Loss on extinguishment of debt			(3,774,468)
Interest income (expense), net	15,939	(397,111)	(774,148)	(706,460)	(1,336,826)	(550)
Other income				2,350
Sublease income					2,350	211,018
Gain on assignment of office lease						101,597
Loss on sales-type lease of fixed assets						(96,403)
Total other income (expenses)	15,939	(651,973)	(4,603,250)	(623,568)	(2,043,377)	932,312
Net loss	$ (2,686,065)	$ (3,201,884)	$ (13,195,468)	$ (5,610,920)	$ (8,960,852)	$ (6,286,521)
Loss per common share - basic and diluted	$ (0.09)	$ (0.26)	$ (0.58)	$ (0.45)	$ (0.71)	$ (0.52)
Weighted average number of common shares outstanding - basic and diluted	30,037,971	12,547,620	22,670,534	12,542,678	12,545,342	12,074,244